Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal	$ 0	$ 0
State	0	0
Foreign	0	0
Total	0	0
Deferred:
Federal	(1,686,916)	(1,367,488)
State	(185,342)	(150,246)
Foreign	(19,224)	7,128
Change in valuation allowance	$ 1,891,482	$ 1,510,606